Short-term debt and short-term debt from related parties	6 Months Ended
Jun. 30, 2019
Short-term debt and short-term debt from related parties
Short-term debt and short-term debt from related parties

8. Short-term debt and short-term debt from related parties

At June 30, 2019 and December 31, 2018, short-term debt and short-term debt from related parties consisted of the following:

Short-term debt and short-term debt from related parties
in € THOUS

	June 30,	December 31,
	2019	2018
Commercial paper program	989.916	999.873
Borrowings under lines of credit	368.143	204.491
Other	72	930
Short-term debt	1.358.131	1.205.294
Short-term debt from related parties (see note 4 c)	76.700	188.900
Short-term debt and short-term debt from related parties	1.434.831	1.394.194

The Company and certain consolidated entities operate a multi-currency notional pooling cash management system. The Company met the conditions to offset balances within this cash pool for reporting purposes. At June 30, 2019, cash and borrowings under lines of credit in the amount of €436,598 (December 31, 2018: €122,256) were offset under this cash management system.

Commercial paper program

The Company maintains a commercial paper program under which short-term notes of up to €1,000,000 can be issued. At June 30, 2019, the outstanding commercial paper amounted to €990,000 (December 31, 2018: €1,000,000).

Other

At June 30, 2019, the Company had €72 (December 31, 2018: €930) of other debt outstanding related to fixed payments outstanding for acquisitions.

Short-term debt from related parties

The Company is party to an unsecured loan agreement with Fresenius SE under which the Company or FMCH may request and receive one or more short-term advances up to an aggregate amount of $400,000 until maturity on July 31, 2022. For further information on short-term debt from related parties, see note 4 c).